Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the Years Ended December 31,
	2021	2020	2019
Current income tax expenses	$594,272	$771,639	$187,067
Deferred income tax expenses (recovery)	(265,421)	(1,001,372)	57,674
Income tax expenses (recovery)	$328,851	$(229,733)	$244,741

Schedule of reconciliation of the statutory tax rate to the effective tax rate for the Company
	For the Years Ended December 31,
	2021	2020	2019
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rate in other jurisdictions	1%	4%	(8.2)%
Effect of non-deductible expenses	1%	3%	(0.1)%
Effect of temporary differences	1%	7%	-%
Effect of valuation of deferred tax allowance	9%	5%	(27.3)%
Effective tax rate	37%	44%	(10.6)%

Schedule of deferred tax assets (liabilities), net
	December 31, 2021	December 31, 2020
Deferred tax assets
Provision for financial guarantee services	$38,870	$23,772
Allowance on doubtful accounts	190,576	179,186
Accrued expenses	-	7,685
Lease liability	16,375	73,603
Net operating loss carrying forward	165,290	45,089
Less: valuation allowance	(165,290)	(42,208)
Total deferred tax assets	$245,821	$287,127
Deferred tax liabilities
Right-of-use assets	(9,328)	(86,504)
Recognition of intangible assets arising from business combination	(780,849)	(994,471)
Deferred tax liabilities, net	$(544,356)	$(793,848)